Due to target company (Greenland)	9 Months Ended
Oct. 31, 2025
Due To Target Company
Due to target company (Greenland)

Note 9 — Due to target company (Greenland)

On September 9, 2025, Pelican Merger Sub issued a promissory note to Greenland in the amount of $100,000, to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. On September 9, 2025, Greenland deposited $100,000 into Pelican’s operating account; Pelican recorded this as an amount as due to target company (Greenland) on the accompanying unaudited condensed balance sheets as of October 31, 2025.